UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House

300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices)

 (Zip code)

Mr. Kent Croft

Canton House

300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 410-576-0100

Date of fiscal year end: April 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Croft Value Fund

ACE LIMITED

Ticker Symbol:ACE	Cusip Number: G0070K103
Record Date: 5/13/2005	Meeting Date: 5/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY PWC AS AUDITORS	FOR	ISSUER	FOR	WITH

BANK OF AMERICA CORP.

Ticker Symbol:BAC	Cusip Number: 060505104
Record Date: 4/15/2005	Meeting Date: 4/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY PWC AS AUDITOR	FOR	ISSUER	FOR	WITH
3	SH PROPOSAL TO NOMINATE MULTIPLE DIRECTOR CANDIDATES	AGAINST	STOCKHOLDER	AGAINST	WITH
4	SH ON DISCLOSURE OF POLITICAL CONTRIBUTIONS	AGAINST	ISSUER	AGAINST	WITH

CENDANT CORP.

Ticker Symbol:CD	Cusip Number: 151313103
Record Date: 4/15/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITOR	FOR	ISSUER	FOR	WITH
3	APPROVE DIRECTOR COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
4	APPOVE EMPLOYEE STOCK PLAN	FOR	ISSUER	FOR	WITH
5	SH PROPOSAL TO LIMIT CEO COMPENSATION	AGAINST	STOCKHOLDER	AGAINST	WITH
6	SH PROPOSAL TO LIMIT SEVERANCE AGREEMENTS	AGAINST	STOCKHOLDER	AGAINST	WITH

COMMONWEALTH INDUSTRIES INC.

Ticker Symbol:CMIN	Cusip Number: 203004106
Record Date: 12/3/2004	Meeting Date: 12/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE MERGER W/ IMR	FOR	ISSUER	FOR	WITH

DILLARD''S INC.

Ticker Symbol:DDS	Cusip Number: 254067101
Record Date: 5/6/2005	Meeting Date: 5/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVE STOCK BONUS PROGRAM	FOR	ISSUER	FOR	WITH
4	PROPOSAL TO APPROVE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH
5	APPROVE DIRECTOR RESTRICTED STOCK PLAN	FOR	ISSUER	FOR	WITH
6	SH PROPOSAL REGARDING GLOBAL HUMAN RIGHTS STANDARDS	AGAINST	STOCKHOLDER	AGAINST	WITH

EDWARDS LIFESCIENCES

Ticker Symbol:EW	Cusip Number: 28176E108
Record Date: 4/29/2005	Meeting Date: 5/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	APPROVE STOCK INCENTIVE PROGRAM	FOR	ISSUER	FOR	WITH
3	APPROVE INCENTIVE PROGRAM	FOR	ISSUER	FOR	WITH
4	RATIFY PWC AS AUDITORS	FOR	ISSUER	FOR	WITH

FLUOR CORP.

Ticker Symbol:FLR	Cusip Number: 343412102
Record Date: 4/15/2005	Meeting Date: 4/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY E&Y AS AUDITOR	FOR	ISSUER	FOR	WITH
3	SH PROPOSAL FOR MAJORITY VOTING FOR DIRECTORS	AGAINST	ISSUER	AGAINST	WITH

FMC CORP.

Ticker Symbol:FMC	Cusip Number: 302491303
Record Date: 4/15/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY KPMG AS AUDITOR	FOR	ISSUER	FOR	WITH

FOSTER WHEELER LTD.

Ticker Symbol:FWLT	Cusip Number: G36535139
Record Date: 4/29/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY PWC AS AUDITORS	FOR	ISSUER	FOR	WITH

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number: 478160104
Record Date: 4/15/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY PWC AS AUDITORS	FOR	ISSUER	FOR	WITH

LIBERTY MEDIA CORP.

Ticker Symbol:L	Cusip Number: 530718105
Record Date: 5/27/2005	Meeting Date: 6/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY KPMG AS AUDITOR	FOR	ISSUER	FOR	WITH

LINCOLN NATIONAL CORP.

Ticker Symbol:LNC	Cusip Number: 534187109
Record Date: 4/29/2005	Meeting Date: 5/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY E&Y AS AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVE COMPENSATION PLAN	FOR	ISSUER	FOR	WITH

LOWE''S COMPANIES, INC.

Ticker Symbol:LOW	Cusip Number: 548661107
Record Date: 5/13/2005	Meeting Date: 5/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	AMEND DIRECTOR''S STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH
3	RATIFY D&T AS AUDITORS	FOR	ISSUER	FOR	WITH

MCDONALD''S CORP.

Ticker Symbol:MCD	Cusip Number: 580135101
Record Date: 4/29/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY PWC AS AUDITOR	FOR	ISSUER	FOR	WITH
3	SH PROPOSAL REGARDING GM FOOD AND SEED	AGAINST	STOCKHOLDER	AGAINST	WITH

MEMC ELECTRONICS INC.

Ticker Symbol:WFR	Cusip Number: 552715104
Record Date: 4/15/2005	Meeting Date: 4/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY KPMG AS AUDITOR	FOR	ISSUER	FOR	WITH

MICROSOFT CORP.

Ticker Symbol:MSFT	Cusip Number: 594918104
Record Date: 11/5/2004	Meeting Date: 11/9/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	APPROVE EMPLOYEE STOCK INCENTIVE PROGRAM	FOR	ISSUER	FOR	WITH
3	APPROVE DIRECTOR INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	APPROVE MGMT INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
5	RATIFICATION OF D&T AS AUDITORS	FOR	ISSUER	FOR	WITH

NEENAH PAPER, INC.

Ticker Symbol:NP	Cusip Number: 640079109
Record Date: 5/27/2005	Meeting Date: 6/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITOR	FOR	ISSUER	FOR	WITH

NEXEN INC.

Ticker Symbol:NXY	Cusip Number: 65334H102
Record Date: 4/15/2005	Meeting Date: 4/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITOR	FOR	ISSUER	FOR	WITH
3	APPROVE SH RIGHTS PLAN	FOR	ISSUER	FOR	WITH
4	APPROVE STOCK SPLIT	FOR	ISSUER	FOR	WITH

PENTAIR, INC.

Ticker Symbol:PNR	Cusip Number: 709631105
Record Date: 4/15/2005	Meeting Date: 4/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITOR	FOR	ISSUER	FOR	WITH

PERKINELMER INC.

Ticker Symbol:PKI	Cusip Number: 714046109
Record Date: 4/15/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITOR	FOR	ISSUER	FOR	WITH
3	APPROVE EMPLOYEE STOCK PLAN	FOR	ISSUER	FOR	WITH

PHARMACEUTICAL PRODUCT DEVLOPMENT, INC.

Ticker Symbol:PPDI	Cusip Number: 717124101
Record Date: 5/6/2005	Meeting Date: 5/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	ALLOW PROXIES TO VOTE ON OTHER MATTERS	FOR	ISSUER	FOR	WITH

SEARS, ROEBUCK AND CO.

Ticker Symbol:S	Cusip Number: 812387108
Record Date: 3/11/2005	Meeting Date: 3/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AGREE TO MERGER W/ KMRT	FOR	ISSUER	FOR	WITH

ST. PAUL TRAVELERS COMPANIES

Ticker Symbol:STA	Cusip Number: 792860108
Record Date: 7/9/2004	Meeting Date: 7/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

ST. PAUL TRAVELERS COMPANIES, INC.

Ticker Symbol:STA	Cusip Number: 792860108
Record Date: 4/22/2005	Meeting Date: 5/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY KPMG AS AUDITOR	FOR	ISSUER	FOR	WITH

TEXTRON

Ticker Symbol:TXT	Cusip Number: 883203101
Record Date: 4/15/2005	Meeting Date: 4/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY E&Y AS AUDITOR	FOR	ISSUER	FOR	WITH
3	SH PRO ON SEPARATION OF COB AND CEO ROLES	AGAINST	STOCKHOLDER	AGAINST	WITH
4	SH PROPOSAL ON LIMITING OPTIONS COMPENSATION	AGAINST	STOCKHOLDER	AGAINST	WITH

THE PROCTOR & GAMBLE CO.

Ticker Symbol:PG	Cusip Number: 742718109
Record Date: 10/8/2004	Meeting Date: 10/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVE INCREASE IN NUMBER OF AUTHORIZED SHARES	FOR	ISSUER	FOR	WITH
4	MANDATE ANNUAL ELECTION OF DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	REGARDING IN-HOME STUDIES ON PET NUTRITION	AGAINST	STOCKHOLDER	AGAINST	WITH

TIME WARNER INC.

Ticker Symbol:TWX	Cusip Number: 887317105
Record Date: 5/6/2005	Meeting Date: 5/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY E&Y AS AUDITORS	FOR	ISSUER	FOR	WITH
3	SH PROPOSAL REGARDING PAY COMPARISON	AGAINST	STOCKHOLDER	AGAINST	WITH

TRIARC COMPANIES, INC.

Ticker Symbol:TRY	Cusip Number: 895927101
Record Date: 5/20/2005	Meeting Date: 6/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	APPROVE EXECUTIVE BONUS PLAN	FOR	ISSUER	FOR	WITH
3	RATIFY D&T AS AUDITORS	FOR	ISSUER	FOR	WITH

TYCO INTERNATIONAL, INC.

Ticker Symbol:TYC	Cusip Number: 902124106
Record Date: 3/4/2005	Meeting Date: 3/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITOR	FOR	ISSUER	FOR	WITH

UNITED PARCEL SERVICE, INC.

Ticker Symbol:UPS	Cusip Number: 911312106
Record Date: 4/22/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY D&T AS AUDITORS	FOR	ISSUER	FOR	WITH

WYETH

Ticker Symbol:WYE	Cusip Number: 983024100
Record Date: 4/11/2005	Meeting Date: 4/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT BOD	FOR	ISSUER	FOR	WITH
2	RATIFY PWC AS AUDITOR	FOR	ISSUER	FOR	WITH
4	SH PROPOSAL ON REIMPORTATION OF DRUGS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	SH PROPOSAL TO SEPARATE ROLES OF COB AND CEO	AGAINST	STOCKHOLDER	AGAINST	WITH
6	SH PROPOSAL ON DISCLOSURE OF POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
7	SH PROPOSAL TO DISCONTINUE PROMOTION OF PREMARIN	AGAINST	ISSUER	AGAINST	WITH
3	APPROVE STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

Croft Income Fund

During the time period ended 6/30/2005 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

CEO

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date: August 30, 2005

*Print the name and title of each signing officer under his or her signature.